Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net Income	$ 1,232	$ 1,258	$ 1,527	$ 1,522	$ 1,300	$ 1,247	$ 1,429	$ 1,214	$ 1,197	$ 2,701	$ 2,822	$ 5,607	$ 5,087
Unrealized gains (losses) on securities available for sale:
Unrealized holding gains (losses) arising during the period	(1,073)			902						(637)	1,873	2,453	(3,797)
Income tax (expense) benefit	418			(354)						248	(736)	(897)	1,392
Net of tax amount	(655)			548						(389)	1,137	1,556	(2,405)
Less: reclassification adjustment for realized gains included in net income	0			(54)						0	(54)	(54)	(29)
Income tax expense	0			21						0	21	18	10
Net of tax amount	0			(33)						0	(33)	(36)	(19)
Other Comprehensive Income (Loss), net of tax	(655)			515						(389)	1,104	1,520	(2,424)
Comprehensive Income	577			2,037						2,312	3,926	7,127	2,663
Less: comprehensive income attributable to the noncontrolling interest in subsidiary	4			4						7	7	13	13
Comprehensive Income Attributable to First Capital, Inc.	$ 573			$ 2,033						$ 2,305	$ 3,919	$ 7,114	$ 2,650